Net Loss per Share - Narrative (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Earnings Per Share [Abstract]
Anti-dilutive shares, excluded from computation of diluted net loss per share	5,400,000	2,800,000	3,500,000	1,600,000